UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48495-0612                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2012 (unaudited)

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
           COMMON STOCKS (99.7%)

           CONSUMER DISCRETIONARY (3.4%)
           -----------------------------
           INTERNET RETAIL (3.4%)
   14,720  Amazon.com, Inc.*                                         $    3,414
   12,100  Priceline.com, Inc.*                                           9,206
                                                                     ----------
                                                                         12,620
                                                                     ----------
           Total Consumer Discretionary                                  12,620
                                                                     ----------
           CONSUMER STAPLES (0.8%)
           -----------------------
           DRUG RETAIL (0.8%)
   39,680  CVS Caremark Corp.                                             1,771
   36,600  Walgreen Co.                                                   1,283
                                                                     ----------
                                                                          3,054
                                                                     ----------
           Total Consumer Staples                                         3,054
                                                                     ----------
           HEALTH CARE (23.6%)
           -------------------
           BIOTECHNOLOGY (5.2%)
   33,400  3SBio, Inc. ADR*                                                 437
   39,600  Achillion Pharmaceuticals, Inc.*                                 263
   14,800  Acorda Therapeutics, Inc.*                                       374
   24,791  Algeta ASA*                                                      587
   73,600  Alkermes plc*                                                  1,273
   95,000  Amylin Pharmaceuticals, Inc.*                                  2,461
   35,400  Anacor Pharmaceuticals, Inc.*                                    196
   31,200  Ardea Biosciences, Inc.*                                         994
   36,800  Arena Pharmaceuticals, Inc.*                                      90
   11,600  Biogen Idec, Inc.*                                             1,555
  110,200  Exelixis, Inc.*                                                  529
   50,830  Gilead Sciences, Inc.*                                         2,644
   44,600  Immunogen, Inc.*                                                 569
   39,756  Incyte Corp.*                                                    902
   32,800  Ironwood Pharmaceuticals, Inc.*                                  433
   23,400  Momenta Pharmaceuticals, Inc.*                                   372
   30,400  NPS Pharmaceuticals, Inc.*                                       218
   15,500  Onyx Pharmaceuticals, Inc.*                                      705
   38,500  Progenics Pharmaceuticals, Inc.*                                 423
   22,100  Regeneron Pharmaceuticals, Inc.*                               2,989
   27,100  Rigel Pharmaceuticals, Inc.*                                     209
   45,340  Seattle Genetics, Inc.*                                          896
    6,100  Targacept, Inc.*                                                  29
   56,100  Trius Therapeutics, Inc.*                                        301
                                                                     ----------
                                                                         19,449
                                                                     ----------
           HEALTH CARE DISTRIBUTORS (1.6%)
   53,440  Cardinal Health, Inc.                                          2,259
   38,610  McKesson Corp.                                                 3,529
   58,500  NMC Health plc*                                                  199
                                                                     ----------
                                                                          5,987
                                                                     ----------

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1  | USAA Science & Technology Fund

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
<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
           HEALTH CARE EQUIPMENT (3.8%)
   67,100  ABIOMED, Inc.*                                            $    1,633
   45,300  Covidien plc                                                   2,502
   13,800  DexCom, Inc.*                                                    135
    5,276  DiaSorin S.p.A.                                                  139
   17,100  Heartware International, Inc.*                                 1,333
   29,100  Hologic, Inc.*                                                   556
   68,500  Medtronic, Inc.                                                2,617
   40,600  St. Jude Medical, Inc.                                         1,572
   53,100  Stereotaxis, Inc.*                                                22
   12,100  Stryker Corp.                                                    660
   25,600  Tornier N.V.*                                                    608
  943,000  Trauson Holdings Co. Ltd.                                        362
   39,100  Volcano Corp.*                                                 1,062
   16,200  Zimmer Holdings, Inc.                                          1,019
                                                                     ----------
                                                                         14,220
                                                                     ----------
           HEALTH CARE FACILITIES (0.3%)
   32,100  HCA Holdings, Inc.                                               864
   43,632  Vanguard Health Systems, Inc.*                                   387
                                                                     ----------
                                                                          1,251
                                                                     ----------
           HEALTH CARE TECHNOLOGY (0.8%)
   16,640  Allscripts - Misys Healthcare Solutions, Inc.*                   184
      599  M3, Inc.(a)                                                    2,788
                                                                     ----------
                                                                          2,972
                                                                     ----------
           LIFE SCIENCES TOOLS & SERVICES (1.2%)
   33,100  Agilent Technologies, Inc.                                     1,396
    9,200  Life Technologies Corp.*                                         427
   33,500  PAREXEL International Corp.*                                     902
   25,600  Thermo Fisher Scientific, Inc.                                 1,425
    3,000  Waters Corp.*                                                    252
                                                                     ----------
                                                                          4,402
                                                                     ----------
           MANAGED HEALTH CARE (3.2%)
   63,370  Aetna, Inc.                                                    2,791
   80,060  CIGNA Corp.                                                    3,701
   75,590  UnitedHealth Group, Inc.                                       4,244
   14,400  WellCare Health Plans, Inc.*                                     881
    8,840  WellPoint, Inc.                                                  600
                                                                     ----------
                                                                         12,217
                                                                     ----------
           PHARMACEUTICALS (7.5%)
    3,390  Alk Abello A.S.                                                  245
   11,300  AstraZeneca plc ADR                                              496
   17,300  Auxilium Pharmaceuticals, Inc.*                                  310
   50,900  Bristol-Myers Squibb Co.                                       1,699
   34,300  Cadence Pharmaceuticals, Inc.*                                   127
   72,600  Daiichi Sankyo Co. Ltd.(a)                                     1,243
   13,100  Dr. Reddy's Laboratories ADR                                     443
   37,500  Eisai Co. Ltd.(a)                                              1,469
  196,500  Elan Corp. plc ADR*                                            2,710
   13,300  Eli Lilly and Co.                                                550
   65,700  Forest Laboratories, Inc.*                                     2,288
   22,757  Laboratorios Almirall S.A.                                       195
   58,300  Medicines Co.*                                                 1,288
   73,100  Merck & Co., Inc.                                              2,868
   54,300  Mylan, Inc.*                                                   1,179
    4,000  Ono Pharmaceutical Co., Ltd.(a)                                  226
   33,400  Optimer Pharmaceuticals, Inc.*                                   494
   11,300  Pacira Pharmaceuticals, Inc.*                                    127
   84,400  Pfizer, Inc.                                                   1,935
    6,179  Roche Holding AG                                               1,129
    2,500  Salix Pharmaceuticals Ltd.*                                      124

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                                                   Portfolio of Investments |  2

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
<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  110,700   Shionogi & Co. Ltd.(a)                                   $    1,441
   11,200   Simcere Pharmaceutical Group ADR*                                98
   49,543   Teva Pharmaceutical Industries Ltd. ADR                       2,266
   24,597   UCB S.A.                                                      1,149
   22,900   Watson Pharmaceuticals, Inc.*                                 1,726
   26,700   XenoPort, Inc.*                                                 122
                                                                     ----------
                                                                         27,947
                                                                     ----------
            Total Health Care                                            88,445
                                                                     ----------
            INDUSTRIALS (2.3%)
            ------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   30,500   Nidec Corp.(a)                                                2,737
                                                                     ----------
            INDUSTRIAL MACHINERY (0.7%)
  258,400   Hiwin Technologies Corp.                                      2,450
                                                                     ----------
            RESEARCH & CONSULTING SERVICES (0.9%)
   75,915   Huron Consulting Group, Inc.*                                 2,675
   96,100   Qualicorp S.A.*                                                 837
                                                                     ----------
                                                                          3,512
                                                                     ----------
            Total Industrials                                             8,699
                                                                     ----------
            INFORMATION TECHNOLOGY (69.6%)
            ------------------------------
            APPLICATION SOFTWARE (5.9%)
   54,408   Citrix Systems, Inc.*                                         4,658
   61,960   Intuit, Inc.                                                  3,592
   32,200   MicroStrategy, Inc. "A"*                                      4,501
   36,063   Salesforce.com, Inc.*                                         5,616
   54,800   Splunk, Inc.*                                                 1,861
   56,120   TIBCO Software, Inc.*                                         1,846
                                                                     ----------
                                                                         22,074
                                                                     ----------
            COMMUNICATIONS EQUIPMENT (9.6%)
  475,300   AAC Acoustic Technologies Holdings, Inc.                      1,403
  116,080   Aruba Networks, Inc.*                                         2,452
  158,400   Calix, Inc.*                                                  1,261
  576,667   Cisco Systems, Inc.                                          11,620
   82,570   Juniper Networks, Inc.*                                       1,769
  243,908   QUALCOMM, Inc.                                               15,571
  100,550   Riverbed Technology, Inc.*                                    1,984
                                                                     ----------
                                                                         36,060
                                                                     ----------
            COMPUTER HARDWARE (9.9%)
  736,000   Advantech Co. Ltd.                                            2,500
   59,050   Apple, Inc.*                                                 34,499
                                                                     ----------
                                                                         36,999
                                                                     ----------
            COMPUTER STORAGE & PERIPHERALS (2.5%)
  325,810   EMC Corp.*                                                    9,191
                                                                     ----------
            DATA PROCESSING & OUTSOURCED SERVICES (7.9%)
   56,557   Alliance Data Systems Corp.*                                  7,267
  135,791   Automatic Data Processing, Inc.                               7,553
   60,485   ExlService Holdings, Inc.*                                    1,674
  169,965   Genpact Ltd.*                                                 2,835
   58,435   Visa, Inc. "A"                                                7,186
  164,510   Western Union Co.                                             3,024
                                                                     ----------
                                                                         29,539
                                                                     ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
  209,000   Hitachi Ltd.(a)                                               1,331
   26,500   National Instruments Corp.                                      721
                                                                     ----------
                                                                          2,052
                                                                     ----------

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3  | USAA Science & Technology Fund

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
<CATPION>
                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES   SECURITY                                                          (000)
-----------------------------------------------------------------------------------
            ELECTRONIC MANUFACTURING SERVICES (1.3%)
  775,200   Hon Hai Precision Industry Corp. Ltd.                        $    2,452
   47,620   Trimble Navigation Ltd.*                                          2,578
                                                                         ----------
                                                                              5,030
                                                                         ----------
            INTERNET SOFTWARE & SERVICES (7.5%)
  187,830   eBay, Inc.*                                                       7,710
   52,920   Equinix, Inc.*                                                    8,690
  110,200   Kakaku.com, Inc.(a)                                               3,427
   26,950   Rackspace Hosting, Inc.*                                          1,566
   83,800   Tencent Holdings Ltd.*                                            2,635
   96,250   VeriSign, Inc.                                                    3,957
                                                                         ----------
                                                                             27,985
                                                                         ----------
            IT CONSULTING & OTHER SERVICES (6.5%)
  120,361   Accenture plc "A"                                                 7,817
  171,880   hiSoft Technology International Ltd. ADR*                         2,444
   37,627   International Business Machines Corp.                             7,792
  387,678   Sapient Corp.                                                     4,641
   24,437   Teradata Corp.*                                                   1,705
                                                                         ----------
                                                                             24,399
                                                                         ----------
            SEMICONDUCTOR EQUIPMENT (2.6%)
  205,000   ASM Pacific Technology Ltd.                                       2,777
  137,330   ASML Holding N.V.                                                 7,002
                                                                         ----------
                                                                              9,779
                                                                         ----------
            SEMICONDUCTORS (7.4%)
   78,100   Broadcom Corp. "A"*                                               2,859
  184,300   Cypress Semiconductor Corp.*                                      2,857
   51,600   Fairchild Semiconductor International, Inc.*                        731
   34,300   International Rectifier Corp.*                                      749
   59,500   Linear Technology Corp.                                           1,946
   76,510   Maxim Integrated Products, Inc.                                   2,263
    3,731   Samsung Electronics Co. Ltd.                                      4,589
  114,321   Skyworks Solutions, Inc.*                                         3,103
1,425,200   Taiwan Semiconductor Manufacturing Co. Ltd.                       4,235
  132,040   Texas Instruments, Inc.                                           4,217
                                                                         ----------
                                                                             27,549
                                                                         ----------
            SYSTEMS SOFTWARE (7.5%)
   78,400   Fortinet, Inc.*                                                   2,048
  253,825   Microsoft Corp.                                                   8,127
  561,140   Oracle Corp.                                                     16,492
   24,765   Red Hat, Inc.*                                                    1,476
                                                                         ----------
                                                                             28,143
                                                                         ----------
            TECHNOLOGY DISTRIBUTORS (0.5%)
  729,000   Synnex Technology International Corp.                             1,710
                                                                         ----------
            Total Information Technology                                    260,510
                                                                         ----------
            Total Common Stocks (cost: $300,240)                            373,328
                                                                         ----------

            MONEY MARKET INSTRUMENTS (0.3%)

            MONEY MARKET FUNDS (0.3%)

1,246,826   State Street Institutional Liquid Reserve Fund, 0.21% (b)         1,247
                                                                         ----------
            Total Money Market Instruments
            (cost: $1,247)                                                    1,247
                                                                         ----------

            TOTAL INVESTMENTS (COST: $301,487)                           $  374,575
                                                                         ==========

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                                                   Portfolio of Investments |  4

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
<CATPION>
-----------------------------------------------------------------------------------------------------------------
                                                                                        CONTRACT      UNREALIZED
NUMBER OF                                 FORWARD CURRENCY               SETTLEMENT      VALUE       APPRECIATION
CONTRACTS            COUNTERPARTY         CONTRACTS                         DATE         (000)          (000)
-----------------------------------------------------------------------------------------------------------------
                                          CONTRACTS TO SELL (0.0%)
177,514,000     JP Morgan Chase, N.A.     Japanese Yen                    8/01/2012       2,225           107
                                                                                         ------------------------
                                          RECEIVABLE AMOUNT ($2,332)                     $2,225          $107
                                                                                         ========================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)
                                              QUOTED PRICES      (LEVEL 2)
                                                IN ACTIVE          OTHER         (LEVEL 3)
                                                 MARKETS        SIGNIFICANT     SIGNIFICANT
                                              FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                           ASSETS            INPUTS          INPUTS             TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $      358,666    $     14,662     $         --   $    373,328
Money Market Instruments:
  Money Market Funds                                  1,247              --               --          1,247
Forward Currency Contracts to Sell*                     107                                             107
-----------------------------------------------------------------------------------------------------------
Total                                        $      360,020    $     14,662     $         --   $    374,682
-----------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    COMMON STOCK
--------------------------------------------------------------------------------
Balance as of July 31, 2011                                              $   410
Purchases                                                                      -
Sales                                                                        (39)
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                  (1,293)
Change in net unrealized appreciation/depreciation                           922
--------------------------------------------------------------------------------
Balance as of April 30, 2012                                             $     -
--------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, common stocks with a fair value of $16,709,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA Science & Technology Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

6  | USAA Science & Technology Fund

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

F. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $81,151,000 and $8,063,000, respectively, resulting in net unrealized appreciation of $73,088,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $374,474,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets at April 30, 2012.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
*     Non-income-producing security.

================================================================================

9  | USAA Science & Technology Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.